Note 17 - Acquisition of Businesses (Details Textual) $ in Thousands, $ in Millions		6 Months Ended	12 Months Ended
	Oct. 01, 2018 CAD ($) shares	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 shares	Feb. 28, 2018 CAD ($) shares	Feb. 28, 2018 USD ($) shares	Mar. 31, 2017 shares
Ordinary shares [member]
Statement Line Items [Line Items]
Total number of shares issued | shares		149,595,952	149,595,952	148,394,152			147,013,538
EdgePower Inc. [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired					100.00%	100.00%
Total consideration transferred, acquisition-date fair value					$ 19,044	$ 14.9
Cash transferred					10,078	$ 7.5
Equity interests of acquirer					$ 8,966
Total number of shares issued | shares					1,415,285	1,415,285
Contingent consideration, range of outcomes, value, high						$ 6.0
Percentage of EBITDA used to calculate contingent payment					20.00%	20.00%
Contingent liabilities recognised as of acquisition date					$ 0
EdgePower Inc. [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Equity interests of acquirer						$ 7.4
Filter Group Inc [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value	$ 39,258
Cash transferred	3,000
Contingent consideration, range of outcomes, value, high	26,800	$ 31,200	$ 31,200
Contingent liabilities recognised as of acquisition date	24,900
Financial liabilities recognised as of acquisition date	22,000
Transferable cash payable, acquisition date	$ 14,300
Maximum number of shares issuable for earn-out payments | shares	9,500,000
Maximum number of shares issuable for earn-out payments to satisfy dividends | shares	2,400,000
Earn-out payment periods	3 years
Earn-out payment allocation of shares for cash	50.00%
Earn-out payment allocation of DRIP shares as cash	100.00%
Trade and other payables recognised as of acquisition date	$ 11,314	1,300	1,300
Cash transferred for the assumption of a shareholder debt	13,000
Cash consideration payable for a shareholder debt		11,300	11,300
Current interest payable		700	700
Contingent consideration, range of outcomes, value, low	23,100	27,100	27,100
Contingent liabilities recognised in business combination at end of period	$ 26,800	29,100	29,100
Increase (decrease) in contingent consideration asset (liability)		4,200
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			1,200
Revenue of acquiree since acquisition date			6,300
Profit (loss) of acquiree since acquisition date			300
Increase (Decrease) Revenue Combined Entity			11,300
Increase (Decrease) Profit (Loss) of Combined Entity			4,800
Filter Group Inc [member] | Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Cash consideration payable for a shareholder debt		$ 11,100	$ 11,100
Borrowings, interest rate		1.00%	1.00%
Current interest payable		$ 600	$ 600